Concentration (Tables)	12 Months Ended
Feb. 28, 2023
Risks and Uncertainties [Abstract]
Schedules of Concentrations of Continuing Operations

For the years ended February 28, 2021, 2022 and 2023, the customers who accounted for 10% or more of total revenues are presented as follows:

	For the Years Ended
	February 28, 2021		February 28, 2022		February 28, 2023
	RMB	%	RMB	%	RMB	US$	%
Customer A	—	—	—	—	7,381	1,065	22
Total	—	—	—	—	7,381	1,065	22

As of February 28, 2022 and 2023, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 28, 2022		February 28, 2023
	RMB	%	RMB	US$	%
Customer B	—	—	492	71	55
Customer C	—	—	100	14	11
Total	—	—	592	85	66